Note 18 - Subsequent Events (Details Textual) - USD ($)						12 Months Ended
	Jan. 24, 2025	Apr. 03, 2024	Apr. 02, 2024	Jan. 24, 2024	Jan. 12, 2024	Jan. 24, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 17, 2022
Common Stock, Par or Stated Value Per Share (in dollars per share)							$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Par or Stated Value Per Share (in dollars per share)							$ 0.001	$ 0.001	$ 0.001	$ 0.001
Senior Convertible Notes [Member]
Convertible Debt			$ 1,350,000
Debt Instrument, Convertible, Conversion Price (in dollars per share)			$ 6.4854
Debt Instrument, Interest Rate, Stated Percentage			10.00%
Debt Instrument Interest Rate Default Percentage			18.00%
Minimum [Member] | Senior Convertible Notes [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share)			$ 1.2978
Asset Purchase Agreement With Varian Biopharmaceuticals, Inc. [Member]
Asset Purchase Agreement, Contingent Consideration			$ 2,300,000
Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)			5,500
Preferred Stock, Par or Stated Value Per Share (in dollars per share)		$ 1,000	$ 0.001
Stock Issuance Agreement, Shares Authorized (in shares)		5,500
Preferred Stock, Convertible, Conversion Price (in dollars per share)		$ 6.4854
Stock Issuance Agreement, Amount Authorized		$ 5,500,000
Convertible Preferred Stock, Shares Issued upon Conversion (in shares)		155
Preferred Stock, Dividend Rate, Percentage		10.00%
Series B Preferred Stock [Member] | Minimum [Member]
Preferred Stock, Convertible, Conversion Price (in dollars per share)		$ 1.2978
Forecast [Member] | Senior Convertible Notes [Member]
Convertible Debt			$ 1,500,000
Debt Instrument, Convertible, Conversion Price (in dollars per share)			$ 6.4854
Debt Instrument, Interest Rate, Stated Percentage			10.00%
Debt Instrument Interest Rate Default Percentage			18.00%
Forecast [Member] | Minimum [Member] | Senior Convertible Notes [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share)			$ 1.2978
Forecast [Member] | Asset Purchase Agreement With Varian Biopharmaceuticals, Inc. [Member]
Asset Purchase Agreement, Contingent Consideration			$ 2.3
Forecast [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)			5,500
Preferred Stock, Par or Stated Value Per Share (in dollars per share)		$ 1,000	$ 0.001
Stock Issuance Agreement, Shares Authorized (in shares)		5,500
Preferred Stock, Convertible, Conversion Price (in dollars per share)		$ 6.4854
Stock Issuance Agreement, Amount Authorized		$ 5,500,000
Convertible Preferred Stock, Shares Issued upon Conversion (in shares)		155
Preferred Stock, Dividend Rate, Percentage		10.00%
Preferred Stock Dividend Rate Triggering Event Percentage		18.00%
Forecast [Member] | Series B Preferred Stock [Member] | Minimum [Member]
Preferred Stock, Convertible, Conversion Price (in dollars per share)		$ 1.2978
License Agreement with Lee’s Pharmaceutical (HK) Ltd. [Member]
Maximum Amount May be Received for Potential Milestone Payments					$ 3,100,000
Maximum Amount May be Received for Sales Milestone Payments					$ 135,250,000
Royalties to be Received, Period After First Commercial Sale (Year)					10 years
Royalty Rate Reduction Percentage					50.00%
Exchange and Termination Agreement with Deerfield Management Company, L.P. [Member]
Payments for Exchange and Termination Agreement				$ 100,000
Stock Issued During Period, Shares, New Issues (in shares)				33,793
Common Stock, Par or Stated Value Per Share (in dollars per share)				$ 0.001
Exchange and Termination Agreement with Deerfield Management Company, L.P. [Member] | Forecast [Member]
Payments for Exchange and Termination Agreement	$ 100,000					$ 200,000
Stock Issued During Period, Shares, New Issues (in shares)				33,793
Subsequent Event [Member] | License Agreement with Lee’s Pharmaceutical (HK) Ltd. [Member]
Maximum Amount May be Received for Potential Milestone Payments					$ 3,100,000
Maximum Amount May be Received for Sales Milestone Payments					$ 135,250,000
Royalties to be Received, Period After First Commercial Sale (Year)					10 years
Royalty Rate Reduction Percentage					50.00%
Subsequent Event [Member] | Exchange and Termination Agreement with Deerfield Management Company, L.P. [Member]
Exchange and Termination Agreement, Maximum Potential Millstone Payments				$ 15,000,000
Payments for Exchange and Termination Agreement				$ 100,000
Common Stock, Par or Stated Value Per Share (in dollars per share)				$ 0.001